Convertible Senior Notes - Additional Information (Detail) $ / shares in Units, ¥ in Millions								12 Months Ended
		Mar. 07, 2023 USD ($) Day $ / shares	Dec. 30, 2022 USD ($) $ / shares	Jan. 08, 2021 USD ($)	Dec. 21, 2020 USD ($) Day $ / shares	Mar. 29, 2019 CNY (¥) Day $ / A	Dec. 04, 2018 CNY (¥) Day $ / A	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 29, 2019 USD ($) $ / shares $ / A	Dec. 04, 2018 USD ($) $ / shares $ / A
Debt Instrument [Line Items]
Debt maturities repayments in 2025								¥ 17		$ 2,000,000
Debt maturities repayments in 2026								2,800		396,000,000
Debt maturities repayments in 2028								9,200		1,300,000,000
Restricted cash	[1]							840		118,000,000		¥ 750
iQIYI 2023 Convertible Senior Notes
Debt Instrument [Line Items]
Debt face amount																$ 750,000,000
Interest rate							3.75%									3.75%
Debt, maturity date							Dec. 01, 2023
Debt, put date							Dec. 01, 2021
Conversion rate of convertible notes, ADS per US$1,000							37.183
Debt Instrument Frequency Of Periodic Interest Payment							interest is payable semi-annually
Percentage of principal amount of debt redeemed							100.00%
Price of call options on iQIYI's ADS																$ 68,000,000
Debt Instrument, convertible, conversion price | $ / shares																$ 26.89
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000																$ 1,000
Payments for repurchase of Convertible Notes													¥ 8,500	$ 747,000,000
iQIYI 2023 Convertible Senior Notes | ADR [Member] | Prior To June 1 2023 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day							20
Debt instrument, convertible, threshold consecutive trading days | Day							30
Debt instrument convertible threshold percentage of stock price trigger							130.00%
iQIYI 2023 Convertible Senior Notes | ADR [Member] | Prior To June 1 2023 Debt Conversion Condition Two [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day							5
Debt instrument, convertible, threshold consecutive trading days | Day							10
Debt instrument convertible threshold percentage of stock price trigger							98.00%
iQIYI 2023 Convertible Senior Notes | Call Option [Member]
Debt Instrument [Line Items]
Price of call options on iQIYI's ADS																$ 68,000,000
Cap exercise price of capped call options | $ / A							38.42									38.42
Settlement Shares Of Capped Call Options | ¥							¥ 28
iQIYI 2025 Convertible Senior Notes
Debt Instrument [Line Items]
Debt face amount															$ 1,200,000,000
Interest rate						2.00%									2.00%
Debt, maturity date						Apr. 01, 2025
Debt, put date						Apr. 01, 2023
Conversion rate of convertible notes, ADS per US$1,000						33.0003
Debt Instrument Frequency Of Periodic Interest Payment						interest is payable semi-annually
Percentage of principal amount of debt redeemed						100.00%
Price of call options on iQIYI's ADS															$ 85,000,000
Settlement Shares Of Capped Call Options | ¥						¥ 40
Debt instrument, date of first required payment						Oct. 01, 2019
Debt instrument, payment terms						October 1 and April 1 of each year, beginning on October 1, 2019
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000															$ 1,000
Payments for repurchase of Convertible Notes								¥ 8,500		1,200,000,000
iQIYI 2025 Convertible Senior Notes | ADR [Member] | Prior To October 1 2024 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares															$ 30.3
Debt Instrument, convertible, threshold trading days | Day						20
Debt instrument, convertible, threshold consecutive trading days | Day						30
Debt instrument convertible threshold percentage of stock price trigger						130.00%
iQIYI 2025 Convertible Senior Notes | ADR [Member] | Prior To October 1 2024 Debt Conversion Condition Two [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day						5
Debt instrument, convertible, threshold consecutive trading days | Day						10
Debt instrument convertible threshold percentage of stock price trigger						98.00%
iQIYI 2025 Convertible Senior Notes | Call Option [Member]
Debt Instrument [Line Items]
Price of call options on iQIYI's ADS															$ 85,000,000
Cap exercise price of capped call options | $ / A						40.02									40.02
IQIYI 2026 Convertible Notes
Debt Instrument [Line Items]
Debt face amount					$ 800,000,000
Interest rate					4.00%
Debt, maturity date					Dec. 15, 2026
Debt, put date					Aug. 01, 2024
Conversion rate of convertible notes, ADS per US$1,000					44.8179
Principal amount of liability component										396,000,000
Remaining Accretion Period								7 months 2 days	7 months 2 days
Debt Instrument Frequency Of Periodic Interest Payment					interest is payable semi-annually
Percentage of principal amount of debt redeemed					100.00%
Debt instrument, date of first required payment					Jun. 15, 2021
Debt instrument, payment terms					June 15 and December 15 of each year, beginning on June 15, 2021
Grosss Proceeds from issuance of debt				$ 100,000,000
Additional Debt Principal Amount Offered					$ 100,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000					$ 1,000
Payments for repurchase of Convertible Notes								¥ 3,600		$ 504,000,000
IQIYI 2026 Convertible Notes | Cumulative Effect, Period of Adoption, Adjustment [Member]
Debt Instrument [Line Items]
Effective interest rate								4.53%		4.53%
IQIYI 2026 Convertible Notes | ADR [Member] | Prior To June 15 2026 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares					$ 22.31
Debt Instrument, convertible, threshold trading days | Day					20
Debt instrument, convertible, threshold consecutive trading days | Day					30
Debt instrument convertible threshold percentage of stock price trigger					130.00%
IQIYI 2026 Convertible Notes | ADR [Member] | Prior To June 15 2026 Debt Conversion Condition Two [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day					5
Debt instrument, convertible, threshold consecutive trading days | Day					10
Debt instrument convertible threshold percentage of stock price trigger					98.00%
iQIYI PAG Convertible Senior Notes
Debt Instrument [Line Items]
Debt face amount			$ 500,000,000
Convertible senior notes rate stated percentage			6.00%
Conversion rate of convertible notes, ADS per US$1,000			216.9668
Principal amount of liability component										$ 660,000,000
Remaining Accretion Period								2 years	2 years
Debt Instrument Frequency Of Periodic Interest Payment			interest is payable quarterly
Debt Instrument, convertible, conversion price | $ / shares			$ 4.61
Additional Debt Principal Amount Offered			$ 50,000,000								$ 50,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000			$ 1,000
Interest cost recognized during the period								¥ 473	$ 67,000,000
Restricted cash								¥ 840		$ 118,000,000
iQIYI PAG Convertible Senior Notes | Cumulative Effect, Period of Adoption, Adjustment [Member]
Debt Instrument [Line Items]
Effective interest rate								12.05%		12.05%
Percentage of principal amount of debt redeemed								120.00%	120.00%
iQIYI PAG Convertible Senior Notes | On or After Third Anniversary [Member]
Debt Instrument [Line Items]
Debt instrument repurchase price rate			120.00%
iQIYI PAG Convertible Senior Notes | On or After Fifth Anniversary [Member]
Debt Instrument [Line Items]
Debt instrument repurchase price rate			130.00%
iQIYI PAG Convertible Senior Notes | Minimum [Member]
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed		120.00%
iQIYI PAG Convertible Senior Notes | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed		130.00%
iQIYI 2028 Convertible Notes
Debt Instrument [Line Items]
Debt face amount		$ 600,000,000
Interest rate		6.50%
Debt, maturity date		Mar. 15, 2028
Debt, put date		Mar. 16, 2026
Conversion rate of convertible notes, ADS per US$1,000		101.4636
Principal amount of liability component										$ 574,000,000
Remaining Accretion Period								2 years 2 months 15 days	2 years 2 months 15 days
Debt Instrument Frequency Of Periodic Interest Payment		interest is payable quarterly
Percentage of principal amount of debt redeemed		100.00%
Debt instrument, date of first required payment		Jun. 15, 2023
Debt instrument, payment terms		March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2023
Proceeds from Debt, Net ofunderwriting discounts and offering expenses		$ 590,000,000
Payment of underwriting discounts and offering expenses		10,000,000
Grosss Proceeds from issuance of debt		600,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000		$ 1,000
Payments for repurchase of Convertible Notes								¥ 185		$ 26,000,000
Debt instrument repurchase price rate		25.00%
iQIYI 2028 Convertible Notes | Cumulative Effect, Period of Adoption, Adjustment [Member]
Debt Instrument [Line Items]
Effective interest rate								7.15%		7.15%
iQIYI 2028 Convertible Notes | ADR [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares		$ 9.86
iQIYI 2028 Convertible Notes | ADR [Member] | Prior To September 15 2027 Debt Conversion Condition Two [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day		5
Debt instrument, convertible, threshold consecutive trading days | Day		10
Debt instrument convertible threshold percentage of stock price trigger		98.00%
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000		$ 1,000
iQIYI 2028 Convertible Notes | ADR [Member] | Prior to On or after March 20 2026 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day		20
Debt instrument, convertible, threshold consecutive trading days | Day		30
iQIYI 2028 Convertible Notes | ADR [Member] | Prior to On or after March 20 2026 Debt Conversion Condition [Member]
Debt Instrument [Line Items]
Debt instrument convertible threshold percentage of stock price trigger		130.00%
iQIYI 2028 Convertible Notes | ADR [Member] | Prior To September 15 2027 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day		20
Debt instrument, convertible, threshold consecutive trading days | Day		30
Debt instrument convertible threshold percentage of stock price trigger		130.00%

[1]	Long-term restricted cash represents collateral to repayments of the iQIYI PAG Convertible Notes (Note 15).